Other Compensation Costs - Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award (Details) - USD ($) $ in Millions	Feb. 28, 2025	Feb. 29, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, aggregate intrinsic value, outstanding	$ 14.2	$ 16.4
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Weighting	25.00%	50.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Weighting	75.00%	50.00%